UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21184

Name of Fund: BlackRock Florida Municipal 2020 Term Trust (BFO)

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Florida Municipal 2020 Term Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds — 98.6%

Florida — 98.0%
Corporate — 6.6%
Citizens Property Insurance Corp., RB, Senior Secured, Series A-1, 5.00%, 06/01/20	$3,140	$3,271,284
County of Palm Beach Florida Solid Waste Authority, Refunding RB, 5.00%, 10/01/20	2,000	2,105,500

		5,376,784
County/City/Special District/School District — 13.6%
City of Jacksonville Florida, RB, Series B, 5.00%, 10/01/20	760	796,875
City of Jacksonville Florida, Refunding RB, Brooks Rehabilitation Project, 5.00%, 11/01/20	400	420,164
County of Broward Florida School Board, COP, Refunding, Series A, 5.00%, 07/01/20	2,000	2,092,280
Florida State Board of Education, GO, Refunding, Capital Outlay, Series B, 5.00%, 06/01/20	485	498,085
Indian River County School Board, COP, Refunding, Series A, 5.00%, 07/01/20	1,000	1,046,140
Miami-Dade County School Board Foundation, Inc., COP, Refunding, Series A, 5.00%, 05/01/20	1,250	1,301,838
Palm Beach County School District, COP, Refunding Series B, 5.00%, 08/01/20	3,000	3,144,690
Stevens Plantation Florida Imports Project Dependent Special District, RB, 6.38%, 12/30/49(a)(b)	2,425	1,697,500

		10,997,572
Education — 4.2%
City of Tampa Florida, Refunding RB, Florida Revenue The University of Tampa Project, 5.00%, 04/01/20	795	824,789
Florida Atlantic University Traffic and Parking Services Revenue, Refunding RB, Series A, 5.00%, 07/01/20	1,150	1,201,520
Florida State Higher Educational Facilities Financial Authority, Refunding RB, University of Tampa Project, Series A, 5.00%, 04/01/20	1,000	1,037,470

Security	Par (000)	Value
Education (continued)
Volusia County School Board, COP, Refunding Series A (BAM), 5.00%, 08/01/20	$350	$366,572

		3,430,351
Health — 30.9%
County of Brevard Florida Health Facilities Authority, Refunding RB, 5.00%, 04/01/20	500	519,090
County of Highlands Florida Health Facilities Authority, Refunding RB, Adventist Health:
Hospital, Series I, 5.00%, 11/15/20	2,155	2,214,672
VRDN, System, 1.56%, 11/15/33(c)	3,500	3,500,000
County of Orange Florida Health Facilities Authority, RB, VRDN, Series C-1, 1.57%, 01/01/39(c)	850	850,000
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 3.50%, 06/01/19	200	201,420
County of Palm Beach Florida Health Facilities Authority, Refunding RB:
Acts Retirement-Life Communities, Inc., 4.00%, 11/15/20	2,000	2,046,760
Acts Retirement-Life Communities, Inc., 5.00%, 11/15/22	4,735	5,055,323
Bethesda Healthcare System Project, Series A (AGM), 5.00%, 07/01/20(d)	1,285	1,344,727
County of Pinellas Health Facilities Authority, Refunding RB, VRDN, Baycare Health System Issue, Series A1 (US BANK NA LOC), 1.66%, 11/01/38(c)	3,500	3,500,000
County of Sarasota Public Hospital District, Refunding RB, VRDN, Sarasota Memorial Hospital, Series B, 1.63%, 07/01/37(c)	2,650	2,650,000
Halifax Hospital Medical Center, Refunding RB, 5.00%, 06/01/20	590	613,081
Miami Beach Health Facilities Authority, Refunding RB, 5.00%, 11/15/20	150	156,940

1

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Health (continued)
South Miami Health Facilities Authority, Refunding RB, Baptist Health South Florida Obligated Group, 5.00%, 08/15/20	$2,250	$2,352,397

		25,004,410
Housing — 0.2%
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 6.00%, 09/01/40	60	60,573
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 09/01/40	80	80,563

		141,136
State — 9.8%
Florida Municipal Loan Council, RB, Series D (AGM):
5.00%, 10/01/19	1,050	1,077,016
4.00%, 10/01/20	1,105	1,140,172
4.00%, 10/01/21	500	522,375
Florida Municipal Loan Council, Refunding RB:
CAB, Series A (NPFGC), 0.00%, 04/01/20(e)	1,500	1,420,260
Series B-2 (AGM), 4.00%, 10/01/20	655	675,849
State of Florida Department of Environmental Protection, Refunding RB, Series A, 5.00%, 07/01/20	3,000	3,138,420

		7,974,092
Transportation — 10.4%
City of Jacksonville Florida Port Authority, Refunding RB, AMT, 4.00%, 11/01/20	865	886,046
County of Broward Florida Fuel System, RB, Lauderdale Fuel Facilities, Series A (AGM), AMT, 5.00%, 04/01/20	160	166,291
County of Broward Florida Port Facilities, Refunding RB, Series B, AMT, 5.00%, 09/01/20	2,500	2,616,100
County of Miami-Dade Florida, Refunding RB, Series A, AMT, 5.00%, 10/01/20	1,375	1,438,291
County of Miami-Dade Florida Expressway Authority, Refunding RB, Toll System, Series A, 5.00%, 07/01/20	1,500	1,568,955

Security	Par (000)	Value
Transportation (continued)
County of Miami-Dade Florida Transit System Sales Surtax, Refunding RB, 5.00%, 07/01/20	$550	$574,827
Greater Orlando Aviation Authority, Refunding RB, Series C, 5.00%, 10/01/20	1,130	1,192,229

		8,442,739
Utilities — 22.3%
City of Fort Lauderdale Florida Water & Sewer Revenue, Refunding RB, 5.00%, 09/01/20	2,970	3,121,589
City of Gainesville Florida Utilities System Revenue, Refunding RB, VRDN, Series B, 1.64%, 10/01/42(c)	3,500	3,500,000
City of Miami Beach Florida, RB, 5.00%, 09/01/20	250	262,807
City of North Miami Florida Beach Water Revenue, RB, 5.00%, 08/01/20	1,200	1,256,616
County of Miami-Dade Florida Water & Sewer System, Refunding RB, Series B (AGM), 5.25%, 10/01/19	4,000	4,115,960
Florida Governmental Utility Authority, RB, Golden Gate Utility System (AGM), 5.00%, 07/01/19(d)	510	520,231
Florida Governmental Utility Authority, Refunding RB (AGM):
4.00%, 10/01/20	500	515,915
Lehigh Utility, 5.00%, 10/01/20	635	667,029
Florida Municipal Power Agency, RB, 5.00%, 10/01/20	500	525,320
Orlando Florida Utilities Commission, RB, VRDN, Series 2, 1.62%, 10/01/33(c)	1,700	1,700,000
Orlando Florida Utilities Commission, Refunding RB, VRDN, Series B (TD Bank NA SBPA), 1.60%, 10/01/39(c)	1,300	1,300,000
Town of Davie Florida, Refunding RB, Nova Southeastern University Project, Series B, 5.00%, 04/01/20	530	550,087

		18,035,554

Total Municipal Bonds in Florida		79,402,638

Guam — 0.6%
Utilities — 0.6%
Guam Government Waterworks Authority, RB, 5.25%, 07/01/20	100	103,737

2

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO) (Percentages shown are based on Net Assets)

Security	Par (000)	Value
Utilities (continued)
Guam Power Authority, Refunding RB, Series A (AGM), 5.00%, 10/01/20	$310	$324,805

Total Municipal Bonds in Guam		428,542

Total Municipal Bonds — 98.6% (Cost — $80,209,259)		79,831,180

Security	Shares	Value
Short-Term Securities — 0.8%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.45%(f)(g)	691,191	$691,260

Total Short-Term Securities — 0.8% (Cost — $691,260)		691,260

Total Investments — 99.4% (Cost — $80,900,519)		80,522,440
Other Assets Less Liabilities — 0.6%		480,298

Net Assets Applicable to Common Shares — 100.0%		$81,002,738

(a)	Issuer filed for bankruptcy and/or is in default.
(b)	Non-income producing security.
(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(e)	Zero-coupon bond.
(f)	Annualized 7-day yield as of period end.
(g)

During the period ended October 31, 2018, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 07/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,311,666	(3,620,475)	691,191	$691,260	$12,844	$5	$(437)

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the Trust’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Portfolio Abbreviations

AGM — Assured Guaranty Municipal Corp.

AMT — Alternative Minimum Tax (subject to)

BAM — Build America Mutual Assurance Co.

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

GO — General Obligation Bonds

HFA — Housing Finance Agency

LOC — Letter of Credit

NPFGC — National Public Finance Guarantee Corp.

RB — Revenue Bonds

SBPA — Stand-by Bond Purchase Agreements

S/F — Single-Family

VRDN — Variable Rate Demand Notes

3

Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Florida Municipal 2020 Term Trust (BFO)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$79,831,180	$—	$79,831,180
Short-Term Securities	691,260	—	—	691,260

	$691,260	$79,831,180	$—	$80,522,440

(a)	See above Schedule of Investments for values in each sector.

During the period ended October 31, 2018, there were no transfers between levels.

4

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Florida Municipal 2020 Term Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Florida Municipal 2020 Term Trust

Date:	December 19, 2018